Significant Events (Details) - CLP ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Events [Abstract]
Distribution and payment of dividends, percentage				60.00%
Shareholders dividend per share				$ 1.64751729
Profits used to increase the banks reserves				40.00%
Shareholder’s meeting description			At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 29, 2021, along with the approval of the Consolidated Financial Statements for 2020, the shareholders agreed to distribute 60% of the net profits for the year (“Profit attributable to equity holders of the Bank”), which amounted to $517,447 million. Those profits represent a dividend of $1.64751729 Chilean pesos for each share. Likewise, the Board approved that the remaining 40% of the profits will increase the Bank’s reserves. Nomination of external auditors: the members approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2021 financial year.
Chilean central bank description			The Central Bank of Chile announced on January 27, 2021, the beginning of a third phase of its FCIC program (FCIC3). This new phase is aimed at: (i) completing the engaged execution of this monetary policy instrument, and (ii) deepening and extending commercial loans due to the extension of the sanitary emergency and the requirement to support the country’s economic reactivation process, answering to current financial requirements of the companies, complementing the recently issued Fogape-Reactiva program. FCIC 3 became effective on March 1, 2021 with a limit of US$ 2 billion per bank.
Subsidiaries, description			On January 7, 2021, at the Extraordinary Shareholders’ Meeting of Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A., the shareholders resolved to pay the subscribed and unpaid entirety equity, for an amount of Ch$ 3,727 million. Santander Asesorias Financieras, made its payment in cash for an amount of Ch$ 800 thousand. Banco Santander-Chile made its payment in cash for an amount of Ch$ 38 million and also contributing assets valued at Ch$ 3,689 million.
Senior bonds issued description			As of December 31, 2021 the Bank has issued senior bonds for an amount of USD 193,000,000, JPY 22,000,000,00 and CHF150,000,000.
Capital contribution	$ 4,999	$ 2,500
Proceeds from sale of equity	$ 136
Interest rate			4.625%